UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08606

Deutsche DWS Asset Allocation Trust
(formerly Deutsche Asset Allocation Trust)

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 08/31

Date of reporting period: 7/1/17-6/30/18

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08606
Reporting Period: 07/01/2017 - 06/30/2018
Deutsche DWS Asset Allocation Trust

============    DWS Multi-Asset Global Allocation Fund (formerly, Deutsche Multi-Asset Global Allocation Fund)==========

VANGUARD TAX-MANAGED FUNDS

Ticker:       VEA            Security ID:  921943858
Meeting Date: NOV 15, 2017   Meeting Type: Special
Record Date:  AUG 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mortimer J. Buckley      For       For          Management
1.2   Elect Director Emerson U. Fullwood      For       For          Management
1.3   Elect Director Amy Gutmann              For       For          Management
1.4   Elect Director JoAnn Heffernan Heisen   For       For          Management
1.5   Elect Director F. Joseph Loughrey       For       For          Management
1.6   Elect Director Mark Loughridge          For       For          Management
1.7   Elect Director Scott C. Malpass         For       For          Management
1.8   Elect Director F. William McNabb, III   For       For          Management
1.9   Elect Director Deanna Mulligan          For       For          Management
1.10  Elect Director Andre F. Perold          For       For          Management
1.11  Elect Director Sarah Bloom Raskin       For       For          Management
1.12  Elect Director Peter F. Volanakis       For       For          Management
2     Approve Manager of Managers             For       For          Management
      Arrangement with Third-Party
      Investment Advisors
3     Approve Manager of Managers             For       For          Management
      Arrangement with Wholly-owned
      Subsidiaries of Vanguard
7     Institute Procedures to Prevent         Against   Against      Shareholder
      Investments in Companies that
      Contribute to Genocide or Crimes
      Against Humanity

====    DWS Multi-Asset Conservative Allocation Fund (formerly, Deutsche Multi-Asset Conservative Allocation Fund) ===

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====    DWS Multi-Asset Moderate Allocation Fund (formerly, Deutsche Multi-Asset Moderate Allocation Fund) ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Asset Allocation Trust

By (Signature and Title) /s/Hepsen Uzcan
                                    Hepsen Uzcan, Chief Executive Officer and President

Date 8/15/18